DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Notional amount of derivative positions
The aggregate notional amount of the company’s derivative positions at December 31, 2017 and 2016 is as follows:

AS AT DEC. 31 ($ MILLIONS)	Note	2017	2016
Foreign exchange	(a)	$28,573	$21,782
Interest rates	(b)	18,433	17,092
Credit default swaps	(c)	43	182
Equity derivatives	(d)	1,384	2,583

Commodity instruments	(e)	2017	2016
Energy (GWh)		28,808	15,904
Natural gas (MMBtu – 000’s)		48,163	9,150

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2017 and the comparative notional amounts at December 31, 2016, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2017				2016
AS AT DEC. 31 ($ MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$5,516	$4,074	$1,042	$10,632	$5,065
Interest rate derivatives	7,287	4,034	211	11,532	7,838
Credit default swaps	—	43	—	43	182
Equity derivatives	680	682	—	1,362	2,560
Commodity instruments
Energy (GWh)	5,328	7,894	—	13,222	7,343
Natural gas (MMBtu – 000’s)	2,459	690	—	3,149	9,150
Elected for hedge accounting
Foreign exchange derivatives	$12,674	$3,391	$1,876	$17,941	$16,717
Interest rate derivatives	607	5,184	1,110	6,901	9,254
Equity derivatives	10	12	—	22	24
Commodity instruments
Energy (GWh)	1,412	11,494	2,680	15,586	8,561
Natural gas (MMBtu – 000’s)	37,052	7,962	—	45,014	—
The company held the following foreign exchange contracts with notional amounts at December 31, 2017 and December 31, 2016:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2017	2016	2017	2016
Foreign exchange contracts
British pounds	$7,312	$6,231	$1.29	$1.26
Australian dollars	3,610	5,022	0.75	0.74
European Union euros	2,754	1,855	1.15	1.11
Canadian dollars	2,619	1,405	0.78	0.75
Korean won	578	485	1,100	1,153
Chinese yuan	346	252	6.72	7.06
Brazilian reais	62	511	0.27	0.32
Japanese yen	14	203	110.17	116.39
Other currencies	256	186	various	various
Cross currency interest rate swaps
Canadian dollars	2,442	2,269	0.76	0.82
European Union euros	1,914	530	1.06	1.06
Australian dollars	1,610	1,484	0.98	0.99
Japanese yen	750	—	113.33	—
Colombian pesos	299	125	3,056	3,056
British pounds	272	249	1.45	1.49
Foreign exchange options
European Union euros	1,801	—	1.21	—
Canadian dollars	1,000	—	0.76	—
British pounds	534	—	1.19	—
Japanese yen	400	975	118.00	118.00

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2017 and 2016 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2017			2016
FOR THE YEARS ENDED DECEMBER 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$10,254	$42	$(16)	$11,998	$149	$(13)
Net investment hedges	14,587	(748)	—	13,973	129	—
	$24,841	$(706)	$(16)	$25,971	$278	$(13)

1.	Notional amount does not include 15,586 GWh, 45,014 MMBtu and 3,087 bbls and 8,561 GWh of commodity derivatives at December 31, 2017 and December 31, 2016, respectively

Disclosure of change in fair value of derivatives impact on comprehensive income
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2017 and 2016, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2017	Unrealized Losses During 2017	Net Change During 2017	Net Change During 2016
Foreign exchange derivatives	$119	$(483)	$(364)	$(62)
Interest rate derivatives	20	(35)	(15)	110
Credit default swaps	2	—	2	(5)
Equity derivatives	204	(35)	169	(9)
Commodity derivatives	69	(103)	(34)	9
	$414	$(656)	$(242)	$43